Weighted Average Number of Equity Shares Used in Computing Earnings Per Equity Share (Detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of equity shares used in computing basic earnings per equity share	2,390,295,703	2,360,974,835	2,336,704,062
Effect of potential equity shares for stock options outstanding	17,849,608	25,132,636	20,643,197
Weighted average number of equity shares used in computing diluted earnings per equity share	2,408,145,311	2,386,107,471	2,357,347,259